Stockholders' Equity (Tables)	12 Months Ended
May 29, 2011
Stockholders' Equity
Share Repurchase Authorizations And Cumulative Share Repurchases

(in millions)	May 29, 2011
Share repurchase authorizations	187.4
Cumulative shares repurchased	162.7

Total Shares And Related Cost Of Common Stock Repurchased

(in millions)	Fiscal Year
	2011		2010		2009
	Shares	Cost	Shares	Cost	Shares	Cost
Treasury stock repurchases	8.6	$ 385.5	2.0	$ 85.1	5.1	$ 144.9

Accumulated Other Comprehensive Income (Loss)

(in millions)	May 29, 2011	May 30, 2010
Foreign currency translation adjustment	$ (0.4)	$ (2.2)
Unrealized gains (losses) on marketable securities, net of tax	0.5	0.3
Unrealized gains (losses) on derivatives, net of tax	(4.1)	1.1
Benefit plan funding position, net of tax	(55.8)	(70.3)
Total accumulated other comprehensive income (loss)	$ (59.8)	$ (71.1)